UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	August 10, 2004

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  114

Form 13F Information Table Value Total: $2,075,355 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Equity Office Properties      PFD CVD 5.25%	294741509	3,707       73,700      Sole	73,700  	0	0
Fleetwood Enterprises	      COM	        339099103	" 6,924 " " 475,866 "	Sole	"475,866"	0	0
Ford $3.25	              PFD TR CV 6.5%	345395206	" 48,653 "" 888,485 "	Sole	"888,485"	0	0
Metris Companies	      COM	        591598107	 212 	" 24,400 "	Sole	"24,400"	0	0
National Australia Bank       CAP UTS EX CHBL	632525309	" 46,371" 1,307,700 "	Sole	"1,307,700"	0	0
Service Corp International    COM	        817565104	" 5,385 "" 730,599 "	Sole	"730,599"	0	0
AES Corp	              SDCV 4.500% 8/1	00130H105	 397 	" 40,000 "	Sole	"40,000"	0	0
"Hybridon, Inc."	      COM NEW	        44860M801	 156 	" 240,293 "	Sole	"240,293"	0	0
"ITC DeltaCom, Inc."	      COM NEW	        45031T401	 205 	" 36,750 "	Sole	"36,750"	0	0
"Venturi Partners, Inc"	      COM	        92330P102	" 12,272" 953,137 "	Sole	"953,137"	0	0
General Motors                DEB SR CVC 33	370442717	" 48,744" 1,678,500 "	Sole		0	0	0
General Motors                DEB SR CONV B	370442733	" 13,623" 551,300 "	Sole		0	0	0
ASM International	      NOTE 5.250% 5/1	00207DAE2	 530 	" 400,000 "	Sole		0	0	0
Adaptec	                      NOTE .0750% 12/2	00651FAG3	" 4,846 " 4,900,000 "	Sole		0	0	0
Affiliated Managers Group     NOTE 5/0	        008252AC2	" 28,225 28,260,000 "	Sole		0	0	0
Agere Systems	              NOTE 6.500% 12/1	00845VAA8	" 23,163 " 19,840,000 "	Sole		0	0	0
AirTran Holdings	      NOTE 7.000% 7/0	00949PAB4	" 12,548 " 7,500,000 "	Sole		0	0	0
"Allergan, Inc"	              NOTE 11/0	        018490AE2	" 1,405 "" 1,325,000 "	Sole		0	0	0
Allied Waste Industries	      SDCV 4.250% 4/1	019589AD2	" 19,484 " 19,700,000 "	Sole		0	0	0
Johnson & Johnson	      SDCV 7/2	        02261WAB5	" 58,895 " 76,305,000 "	Sole		0	0	0
American Financial Group      NOTE 1.486% 6/0	025932AD6	" 5,307 "" 12,500,000 "	Sole		0	0	0
American Tower Corp.	      NOTE 5.000% 2/1	029912AF9	 594 	" 600,000 "	Sole		0	0	0
Atmel Corporation	      SDCV 5/2	        049513AE4	" 2,005 " 4,500,000 "	Sole		0	0	0
Beverly Enterprises	      NOTE 2.750% 11/0	087851AR2	" 12,450" 8,970,000 "	Sole		0	0	0
Brinker International	      DBCV 10/1	        109641AC4	" 12,091" 18,435,000 "	Sole		0	0	0
Bunge Ltd Finance Corp	      NOTE 3.750% 11/1	120568AE0	" 43,416" 32,958,000 "	Sole		0	0	0
CKE Restaurants	              NOTE 4.000% 10/0	12561EAG0	" 21,280" 12,550,000 "	Sole		0	0	0
Carnival Corporation	      NOTE 10/2	        143658AS1	" 1,289   1,605,000 "	Sole		0	0	0
Celgene Corp.	              NOTE 1.750% 6/0	151020AC8	" 21,134 " 15,620,000 "	Sole		0	0	0
Cendant Corporation	      DBCV 3.875 11/2	151313AN3	" 26,404 " 24,505,000 "	Sole		0	0	0
CenterPoint Energy	      NOTE 2.875% 1/1	15189TAC1	" 14,348 " 12,600,000 "	Sole		0	0	0
CenturyTel	              DBCV 4.750% 8/0	156700AH9	" 24,545 " 22,200,000 "	Sole		0	0	0
"Charming Shoppes, Inc."      NOTE 4.750% 6/0	161133AC7	" 21,222 " 18,100,000 "	Sole		0	0	0
"Computer Associates Int.     NOTE 5.000% 3/1	204912AR0	" 58,407 " 47,150,000 "	Sole		0	0	0
Conexant Systems	      NOTE 4.000% 2/0	207142AF7	 623 	" 650,000 "	Sole		0	0	0
Continental Airlines	      NOTE 4.500% 2/0	210795PD6	" 5,040  7,000,000 "	Sole		0	0	0
Costco Companies Inc.	      NOTE 8/1	        22160QAC6	 282 	 300,000 "	Sole		0	0	0
"Cubist Pharmaceuticals,      NOTE 5.500% 11/0	229678AB3	" 3,978  4,300,000 "	Sole		0	0	0
Disney (Walt) Company	      NOTE 2.125% 4/1	254687AU0	" 66,262 61,855,000 "	Sole		0	0	0
"Dixie Group, Inc"	      SDCV 7.000% 	255519AA8	 347 	 365,000 "	Sole		0	0	0
Dominion Resources Inc.	      NOTE 2.125% 12/1	25746UAP4	 884 	 880,000 "	Sole		0	0	0
EMC Corp	              NOTE 4.500% 4/0	268648AG7	" 14,112" 12,800,000 "	Sole		0	0	0
Eastman Kodak	              NOTE 3.375% 10/1	277461BE8	" 64,377" 58,215,000 "	Sole		0	0	0
EDO Corp.	              NOTE 5.250% 4/1	281347AD6	" 14,727" 13,850,000 "	Sole		0	0	0
Edwards Lifesciences	      DBCV 3.875% 5/1	28176EAB4	" 9,141 " 9,000,000 "	Sole		0	0	0
El Paso Corporation	      DBCV 2/2	        28336LAC3	" 10,090" 20,804,000 "	Sole		0	0	0
Electronic Data Systems	      NOTE 3.750% 2/0	285661AF1	" 54,924 57,120,000 "	Sole		0	0	0
FLIR Systems	              NOTE 3.000% 6/1	302445AB7	" 17,168" 12,000,000 "	Sole		0	0	0
Fairfax Financial	      DBCV 5.000% 7/1	303901AL6	" 16,872" 15,500,000 "	Sole		0	0	0
Fairmont Hotel	              NOTE 3.750% 12/0	305204AB5	" 17,134" 16,750,000 "	Sole		0	0	0
Fisher Scientific	      NOTE 3.250% 3/0	338032AX3	" 18,464" 17,650,000 "	Sole		0	0	0
GATX Corp.	              NOTE 7.500% 2/0	361448AC7	" 65,633" 57,066,000 "	Sole		0	0	0
"Gap, Inc."	              NOTE 5.750% 3/1	364760AJ7	" 21,788" 14,000,000 "	Sole		0	0	0
"General Mills, Inc"	      DBCV 10/2	        370334AU8	" 48,073" 68,140,000 "	Sole		0	0	0
Genesco	                      SDCV 4.125% 6/1	371532AN2	" 22,598" 17,300,000 "	Sole		0	0	0
Grey Wolf	              NOTE 3.750% 5/0	397888AD0	" 9,866  10,500,000 "	Sole		0	0	0
Halliburton	              NOTE 3.125% 7/1	406216AM3	" 72,157" 67,170,000 "	Sole		0	0	0
Hilton Hotels Corp.	      NOTE 3.375% 4/1	432848AZ2	" 21,390" 19,850,000 "	Sole		0	0	0
Horace Mann Educators	      NOTE 1.425% 5/2	440327AG9	" 10,585" 22,500,000 "	Sole		0	0	0
Integra LifeSciences Holdings NOTE 2.500% 3/1	457985AB5	" 21,656" 18,000,000 "	Sole		0	0	0
Jakks Pacific	              NOTE 4.625% 6/1	47012EAB2	" 18,353" 14,300,000 "	Sole		0	0	0
Kaydon Corp	              NOTE 4.000% 5/2	486587AB4	" 15,342" 12,700,000 "	Sole		0	0	0
"Keane, Inc"	              SDCV 2.000% 6/1	486665AB8	" 17,907" 17,800,000 "	Sole		0	0	0
Kerr McGee Corp.	      SDCV 5.250% 2/1	492386AP2	" 54,127 51,530,000 "	Sole		0	0	0
Lamar Advertising	      NOTE 2.875% 12/3	512815AG6	" 19,373" 18,000,000 "	Sole		0	0	0
Legg Mason	              NOTE 6/0	        524901AG0	" 48,225" 67,330,000 "	Sole		0	0	0
Level 3 Communications	      NOTE 6.000% 9/1	52729NAG5	" 15,654" 24,460,000 "	Sole		0	0	0
Level 3 Communications	      NOTE 6.000% 3/1	52729NAS9	" 1,247 " 1,980,000 "	Sole		0	0	0
Liberty Media (MOT)	      DEB 3.500% 1/1	530715AN1	" 42,404" 46,855,000 "	Sole		0	0	0
Liberty Media (VIA/B)	      DEB 3.250% 3/1	530715AR2	" 5,677 " 6,302,000 "	Sole		0	0	0
Lincare Holdings	      DBCV 3.000% 6/1	532791AB6	" 18,766" 19,100,000 "	Sole		0	0	0
"Lowe's Companies, Inc."      NOTE 2/1	        548661CF2	" 54,240" 62,230,000 "	Sole		0	0	0
"Lowe's Companies, Inc."      NOTE 0.861% 10/1	548661CG0	" 4,075 " 4,060,000 "	Sole		0	0	0
"Manpower, Inc."	      DBCV 8/1	        56418HAC4	" 18,144" 25,200,000 "	Sole		0	0	0
Maverick Tube	              NOTE 4.000% 6/1	577914AA2	" 21,522" 17,750,000 "	Sole		0	0	0
"Medtronic, Inc."	      DBCV 8/1	        585055AB2	 660 	" 650,000 "	Sole		0	0	0
Merrill Lynch                 FRNT 3/1	        590188A73	" 24,219" 23,950,000 "	Sole		0	0	0
Mesa Air Group	              NOTE 2.482% 6/1	590479AB7	" 7,842 " 17,500,000 "	Sole		0	0	0
NCO Group	              NOTE 4.750% 4/1	628858AB8	" 15,559" 14,777,000 "	Sole		0	0	0
Natural MicroSystems Corp     NOTE 5.000% 10/1	638882AA8	" 4,500 " 4,500,000 "	Sole		0	0	0
Navistar Financial	      NOTE 4.750% 4/0	638902AM8	" 11,148" 11,375,000 "	Sole		0	0	0
Corning Inc.	              NOTE 4.875% 3/0	671400AL3	" 34,014" 32,510,000 "	Sole		0	0	0
Odyssey Re Holdings Corp.     DBCV 4.375% 6/1	67612WAB4	" 9,391 " 7,715,000 "	Sole		0	0	0
Ohio Casualty Corporation     NOTE 5.000% 3/1	677240AC7	" 18,728" 17,700,000 "	Sole		0	0	0
Omnicom Group	              NOTE 6/1	        681919AP1	" 5,726 " 5,880,000 "	Sole		0	0	0
PMA Capital Corp.	      DBCV 4.250% 9/3	693419AA1	" 5,463 " 5,720,000 "	Sole		0	0	0
"PacifiCare Health Systems    DBCV 3.000% 10/1	695112AG7	" 15,977" 8,100,000 "	Sole		0	0	0
Pegasus Solutions	      NOTE 3.875% 7/1	705906AB1	" 4,348 " 4,500,000 "	Sole		0	0	0
"Photronics, Inc"	      NOTE 2.250% 4/1	719405AE2	" 14,591" 10,531,000 "	Sole		0	0	0
Pride International	      NOTE 3.250% 5/0	74153QAD4	" 18,786" 18,550,000 "	Sole		0	0	0
Providian Financial Corp.     NOTE 2/1	        74406AAB8	" 6,320  12,500,000 "	Sole		0	0	0
"Quanta Services, Inc."	      NOTE 4.000% 7/0	74762EAA0	" 3,008 " 3,305,000 "	Sole		0	0	0
Quanta Services	              SDCV 4.500% 10/0	74762EAC6	" 17,309" 17,500,000 "	Sole		0	0	0
RPM International	      NOTE 1.389% 5/1	749685AK9	 458 	 890,000 "	Sole		0	0	0
Royal Caribbean Cruises Ltd.  NOTE 2/0	        780153AK8	" 11,074" 20,650,000 "	Sole		0	0	0
SPX Corporation	              NOTE 2/0	        784635AD6	" 2,845 " 4,500,000 "	Sole		0	0	0
Safeguard Scientifics	      NOTE 5.000% 6/1	786449AE8	" 5,025 " 5,000,000 "	Sole		0	0	0
St. Mary Land & Exploration   NOTE 5.750% 3/1	792228AC2	" 20,150" 13,000,000 "	Sole		0	0	0
Schlumberger Ltd.             DBCV 2.125% 6/0	806857AD0	" 21,005" 20,100,000 "	Sole		0	0	0
Scottish Annuity & Life Hldgs NOTE 4.500% 12/0	81013RAC9	" 21,109" 17,500,000 "	Sole		0	0	0
Selective Insurance Group     NOTE 1.616% 9/2	816300AB3	" 6,690 12,000,000 "	Sole		0	0	0
Sierra Pacific Resources      NOTE 7.250% 2/1	826428AF1	" 14,741" 7,550,000 "	Sole		0	0	0
Silicon Valley Bancshares     NOTE 6/1	        827064AC0	" 17,235" 13,665,000 "	Sole		0	0	0
Sinclair Broadcast Group      NOTE 4.875% 7/1	829226AU3	" 14,933" 16,200,000 "	Sole		0	0	0
"Steel Dynamics, Inc."	      NOTE 4.000% 12/1	858119AD2	" 17,539" 9,500,000 "	Sole		0	0	0
Teva Pharmaceutical Ind. Ltd. NOTE 0.750% 8/1	88163XAB1	 235 	 150,000 "	Sole		0	0	0
Teva Pharm (Series A)	      DBCV 0.500% 2/0	88164RAA5	" 7,889 " 7,655,000 "	Sole		0	0	0
TranSwitch Corporation	      NOTE 4.500% 9/1	894065AB7	" 4,896  5,100,000 "	Sole		0	0	0
Triarc Companies	      NOTE 5.000% 5/1	895927AD3	" 8,878  8,900,000 "	Sole		0	0	0
Tyco International Ltd.       DBCV2.750% 1/1	902118BF4	" 35,045" 23,305,000 "	Sole		0	0	0
Universal Health Services     DBCV 0.426% 6/2	913903AL4	" 54,072" 91,200,000 "	Sole		0	0	0
Vector Group Ltd.	      NOTE 6.250% 7/1	92240MAC2	" 3,588 " 4,100,000 "	Sole		0	0	0
ViroPharma Inc.	              NOTE 6.000% 3/0	928241AC2	 651 	 930,000 "	Sole		0	0	0
Yellow Roadway Corp	      NOTE 5.000% 8/0	985509AN8	" 26,248" 19,300,000 "	Sole		0	0	0

COLUMN TOTALS			2,075,355
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